Share Capital - Schedule of Composed of Shares (Details) (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
NIS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value	$ 0.01	$ 0.01